Derivative Instruments - Hedging Relationship (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) for derivative instruments without hedge accounting designation	$ 183	$ (64)	$ (27)
Not Designated as Hedging Instrument | Other non-operating income expense net | Foreign exchange contract
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) for derivative instruments without hedge accounting designation	185	(64)	(27)
Not Designated as Hedging Instrument | Other non-operating income expense net | Convertible notes settlement obligations
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) for derivative instruments without hedge accounting designation	0	7	(59)
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) reclassified from AOCI into earnings, effective portion	3	6	4
Designated as Hedging Instrument | Cash Flow Hedging | Other comprehensive income
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) recognized in other comprehensive income, effective portion	$ 10	$ (10)	$ (4)